Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
ASSETS:
Cash and Cash Equivalents	$ 10,319,624	$ 9,374,549
Certificates of Deposit with Other Banks	1,950,010	2,445,005
Investment and Mortgage-Backed Securities:
Available For Sale: (Amortized Cost of $420,876,924 and $430,241,854 at December 31, 2014 and 2013, Respectively)	384,973,906	362,059,429
Held To Maturity: (Fair Value of $69,965,869 and $34,122,925 at March 31, 2012 and 2011, Respectively)	27,080,970	25,583,956
Investments	412,054,876	387,643,385
Loans Receivable, Net:
Held For Sale	3,051,950	4,243,907
Loans and Leases Receivable, Net Amount	387,441,247	355,478,939
Total Loans Receivable, Net	390,493,197	359,722,846
Accrued Interest Receivable:
Loans	1,067,657	1,038,444
Mortgage-Backed Securities	589,000	605,474
Investment Securities	1,699,961	1,407,923
Total Accrued Interest Receivable	3,356,618	3,051,841
Premises and Equipment, Net	22,797,844	21,197,684
Federal Home Loan Bank (FHLB) Stock, at Cost	2,931,900	2,776,500
Other Real Estate Owned (OREO)	1,115,671	2,721,214
Bank Owned Life Insurance (BOLI)	18,797,893	17,101,045
Goodwill	1,199,754	1,199,754
Other Assets	3,795,212	5,447,746
Total Assets	868,812,599	812,681,569
Liabilities:
Deposit Accounts	702,106,619	654,103,278
Advances From FHLB	51,680,000	48,395,000
Other Borrowings	11,307,161	9,338,148
Other Notes Payable, Noncurrent	8,500,000	13,000,000
Junior Subordinated Debentures	5,155,000	5,155,000
Advance Payments By Borrowers For Taxes and Insurance	269,761	260,580
Senior Convertible Debentures	6,064,000	6,084,000
Other Liabilities	5,806,604	5,233,289
Total Liabilities	790,889,145	741,569,295
Commitments (Notes 5 and 18)
Shareholders' Equity:
Common Stock, $.01 Par Value; Authorized 5,000,000 Shares; Issued And Outstanding Shares, 3,144,934 And 2,944,001, Respectively, At March 31, 2012 And 2011	31,539	31,464
Additional Paid-In Capital	12,212,844	12,036,744
Treasury Stock, At Cost (200,933 Shares At March 31, 2012 And 2011, Respectively)	(4,330,712)	(4,330,712)
Nonvested Restricted Stock	0	(25,358)
Accumulated Other Comprehensive Income	2,932,122	1,180,086
Retained Earnings	67,077,661	62,220,050
Total Shareholders' Equity	77,923,454	71,112,274
Total Liabilities and Shareholders' Equity	$ 868,812,599	$ 812,681,569